Related Party Transactions (Details) - USD ($)				1 Months Ended	12 Months Ended
	Jan. 11, 2022	Nov. 18, 2021	May 11, 2021	Jun. 22, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 21, 2021
Related Party Transactions (Details) [Line Items]
Number of shares forfeited (in Shares)					187,500	187,500
Sponsor amount				$ 45,000
Working capital loans warrant [Member]
Related Party Transactions (Details) [Line Items]
Outstanding balance of related party note
Loan conversion agreement warrant					$ 1,500,000		$ 1,500,000
Price of warrants (in Dollars per share)					$ 1
Class B Common Stock [Member] | Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Shares subject to forfeiture (in Shares)	187,500
Number of shares forfeited (in Shares)	187,500				187,500
Founder Shares [Member] | Sponsor [Member] | Class B Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Consideration received			$ 25,000
Consideration received, shares (in Shares)			4,312,500
Shares subject to forfeiture (in Shares)			562,500
Sale price (in Dollars per share)		$ 12
Founder Shares [Member] | Sponsor [Member] | Class B Common Stock [Member] | Jeff Rosenthal, Margaret McDonald and Jason White [Member]
Related Party Transactions (Details) [Line Items]
Number of shares transferred (in Shares)		25,000
Founder Shares [Member] | Sponsor [Member] | Class B Common Stock [Member] | Assia Grazioli-Venier and Nate Bosshard [Member]
Related Party Transactions (Details) [Line Items]
Number of shares transferred (in Shares)		15,000
Promissory Note With Related Party [Member]
Related Party Transactions (Details) [Line Items]
Maximum borrowing capacity of related party promissory note			$ 300,000
Outstanding balance of related party note						$ 189,789
Administrative Support Agreement [Member]
Related Party Transactions (Details) [Line Items]
Costs and Expenses, Related Party